Embark Commodity Strategy Fund Average Annual Total Returns			12 Months Ended	23 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[2]	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88% [1]	20.30%		20.86%	[1]
Bloomberg Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		15.77%			11.19%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent			18.74%			13.06%
Performance Inception Date		Jan. 23, 2024
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			18.63%			13.02%
Performance Inception Date		Jan. 23, 2024
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.04%			8.54%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.94%			8.06%

[1]	This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.